SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 1,802	$ 2,573	$ 4,260	$ 5,556
Depreciation and amortization	$ 778	$ 847	$ 1,587	$ 1,316